Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(15,482,426)	(18,488,181)	(7,206,659)
PRC	(95,351,791)	(19,442,469)	(47,256,605)
Hong Kong	(19,367)	(19,044)	(52,351)

Loss before income taxes	(110,853,584)	(37,949,694)	(54,515,615)

Schedule of Income Tax Expense (Benefit)
Income tax expense (benefit) recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC
Current income tax expense	14,402	22,781	130,635
Deferred income tax benefit	(10,283,238)	(1,562,358)	(6,052,019)

Total income tax benefit	(10,268,836)	(1,539,577)	(5,921,384)

Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes
The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended December 31, 2020, 2021 and 2022 to earnings before income taxes due to the following:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Computed “expected” income tax expenses (benefit)	(27,713,394)	(9,487,423)	(13,628,904)
Increase in valuation allowance	11,770,037	10,531,372	6,084,383
Entities not subject to income tax	3,445,048	1,691,406	1,429,868
Non-deductible expenses
Entertainment	226,312	280,436	192,298
Share-based compensation	444,196	259,993	364,939
Other non-deductible expenses	1,634,539	3,927,212	1,625,037
Additional deduction of research and development costs	(288,502)	(120,598)	—
Disposal of equity interests in subsidiaries	—	(8,385,539)	(1,577,200)
Other	212,928	(236,436)	(411,805)

Actual income tax benefit	(10,268,836)	(1,539,577)	(5,921,384)

Schedule of Components of Deferred Income Tax Assets and Liabilities
The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows:

	December 31, 2021	December 31, 2022
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	27,926,708	34,562,809
Impairment and investment loss of long-term investments	10,523,946	10,598,946
Lease liabilities	10,179,317	9,112,298
Intangible assets and other non-current assets	945,446	405,191
Provision for loan receivable and other receivables	1,887,015	2,927,994
Accrued expenses and other payables	2,818,170	3,652,004
Property and equipment, net	81,512	53,301
Donation	7,500,000	5,000,000

Total gross deferred income tax assets	61,862,114	66,312,543
Less: valuation allowance	(48,897,848)	(51,769,696)

Total deferred income tax assets, net	12,964,266	14,542,847
Deferred income tax liabilities:
Intangible assets	23,338,194	19,029,861
Right-of-use assets	9,838,270	8,721,522
Contract cost assets	4,719,124	5,670,767

Total gross deferred income tax liabilities	37,895,588	33,422,150
Net deferred income tax liabilities	24,931,322	18,879,303

Summary of Movements of Valuation Allowance
The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the period	44,713,570	56,172,945	48,897,848
Additions	11,770,037	10,531,372	6,084,383
Reduction due to expiration of temporary difference	—	—	(2,500,000)
Reduction as a result of deconsolidation of subsidiaries	(310,662)	(17,806,469)	(712,535)

Balance at the end of the period	56,172,945	48,897,848	51,769,696